Securitisations and Covered Bonds - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jul. 30, 2021
PSA Finance UK Limited | Santander Consumer (UK)
Disclosure Of Securitisations And Covered Bonds [Line Items]
Proportion of ownership interest in subsidiary sold		50.00%
Langton
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gain or loss on covered bonds programme redemption	£ 0